Organization and Line of Business (Details Narrative) (10-K) - USD ($)		12 Months Ended
	Feb. 01, 2018	Dec. 31, 2019	Dec. 31, 2018
Issuance of common stock for acquisition			$ 1,183,581
Acquisition earn out liability			$ 30,408
PVBJ Inc. [Member] | Common Stock [Member]
Issuance of common stock for acquisition, shares	22,223
Issuance of common stock for acquisition	$ 1,177,779
Acquisition earn out liability	$ 221,800